Fair Value Measurements - Schedule of company's assets that are measured at fair value on a recurring basis (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities
Warrants and rights outstanding	$ 161,456,462	$ 6,282,349
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities
Warrants and rights outstanding	161,456,462	6,282,349
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities
Warrants and rights outstanding	0	0
Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Assets
Investments held in Trust Account Money Market Funds	316,991,065	316,398,889
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Warrants and rights outstanding	0	0
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities
Warrants and rights outstanding	0	0
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities
Warrants and rights outstanding	0	0
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Assets
Investments held in Trust Account Money Market Funds
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities
Warrants and rights outstanding	158,469,002	3,312,941
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities
Warrants and rights outstanding	0	0
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities
Warrants and rights outstanding	158,469,002	3,312,941
Significant Other Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Assets
Investments held in Trust Account Money Market Funds